SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
25. SUBSEQUENT EVENTS

COSAN CORPORATE

ISSUANCE OF SENIOR NOTES 2031

On January 26, 2024, the Company issued a senior Notes offering for a total volume of US$600,000 equivalent to R$2,947,500, through its wholly owned subsidiary Cosan Luxembourg S.A ("Cosan Luxembourg"). The issuance of senior Notes occurred with an annual interest rate of US$ + 7.25%, maturing in June 2031 and semi-annual interest payments.

On February 16, 2024, the Company committed the remaining funds from Senior Notes 2031, through the issuance of debt modality Resolution 4131 (“4131”) by Cosan S.A. On February 16, 2024, the Company committed the remaining funds from Senior Notes 2031, through the issuance of debt modality Resolution 4131 (“4131”) by Cosan S.A

DISTRIBUTION OF DIVIDENDS FROM VALE

The Board of Directors of Vale approved on February 22, 2024 the remuneration of shareholders in the amount of R$11,721,894. The declared amount corresponds in full to dividends in the total amount of R$2.738548374 per share. The payment occurred on March 19, 2024 and the amount received by the subsidiary Cosan Oito was R$577,469.

SALE SHARES VALE S.A AND UNWIND OF DEBTS AND COLLAR FINANCING

On April 19, 2024, the Company sold a further 33.525 million shares equivalent to 0.74% of the total shares in the Collar Financing structure, together with the early settlement of the remaining balance of the debt. With this last advance payment, the company settled 100% of the debts linked to collar operation and derivatives, and now only holds a direct stake in Vale. After the sale, Cosan's direct stake in Vale's total shares became 3.91% and 4.14% of the voting capital, i.e. excluding treasury shares.

UNWIND CALL SPREAD - OPERATION VALE S.A

On May 8, 2024, the Company settled the 2024 tranche of the call spread structure, in which it obtained a cash inflow gain of R$14,499 and now holds the optionality of 1.35%, against the 1.60% held until then.

CAPITAL REDUCTION OF COSAN OITO S.A.

On May 23, 2024, the Ordinary and Extraordinary General Meeting (AGOE) approved the capital reduction of the subsidiary Cosan Oito S.A. in the amount of R$750,000, without the cancellation of shares or changes in the Company’s ownership structure. After observing the 60-day period for creditor opposition, the transaction was completed on July 24, 2024, with the full amount returned to the Company.

DISTRIBUTION OF INTEREST ON EQUITY OF VALE S.A.

On July 25, 2024, Vale's Board of Directors approved the distribution of interest on equity ("JCP") in the amount of R$8,940,158. The amount declared corresponds entirely to dividends in the total amount of R$2.093798142 per share. Payment took place in September 2024 in the amount of R$315,622, net of withholding taxes.

ISSUE OF DEBENTURES

On June 28, 2024, Cosan issued debentures, not convertible into shares, of the unsecured type, in the total amount of R$1,450,000, divided into two series. The first series bears interest at CDI plus 1.0% per year, matures in June 2029, pays interest every six months and amortizes the principal in June 2028 and June 2029. The second series bears interest at CDI plus 1.5% per year, maturing in June 2034, with half-yearly interest payments and principal repayments in June 2032, June 2033 and June 2034.

APPROVAL TO CANCEL TREASURY SHARES

On August 9, 2024, the Board of Directors approved the cancellation of 7,500,000 treasury shares by Cosan S.A., with no date has yet been set.

ELEVENTH ISSUE OF COSAN DEBENTURES

On October 18, 2024, the Board of Directors of Cosan S.A. approved the public offering of the 11th issue of simple debentures, under a firm placement guarantee, not convertible into shares, of the unsecured type, in three series, in the total amount of R$ 2,500,000, whose disbursement was on November 8, 2024.

The first series has an amount of R$ 1,500,000, with a DI rate plus a spread of 0.50% p.a. and principal maturing on January 8, 2028, the second series has an amount of R$ 500,000, with a DI rate plus a spread of 0.72% p.a. and principal maturing on January 8, 2030, while the third series is R$ 500,000, with a DI rate plus a spread of 1.30% p.a. and principal maturing on January 8, 2035. The three series will have interest payments every six months and the funds raised will be used to manage the company's indebtedness.

CHANGES TO COSAN'S EXECUTIVE BOARD

As of November 1, 2024, Mr. Nelson Roseira Gomes Neto stepped down the position of chief executive office of Cosan and became the chief executive office of Raízen. On the same date, Mr. Marcelo Eduardo Martins stepped down as Chief Strategy Officer and became the new chief executive office of Cosan.

COMPASS

TENTH EMISSION OF COMGÁS DEBENTURES

On February 29, 2024, the Board of Directors of the indirect subsidiary Comgás approved the public offer of the 10th issue of simple debentures, under a firm guarantee of placement, not convertible into shares, of the chirographer species, in a single series. The issue will be in the total amount of R$1,500,000, with incidence of half-yearly interest at a rate equal to DI plus a spread of 0.80% p.a. and with maturity of the principal on March 15, 2029, with amortization on the due date. The net proceeds obtained from the Issuance will be allocated to the ordinary management of the business of the indirect subsidiary Comgás.

THIRD ISSUE OF COMPASS DEBENTURES

On March 15, 2024, the subsidiary Compass Gás e Energia S.A. (“Compass”) raised its 3rd issue of simple, non-convertible debentures, in the amount of R$1,500,000, with remuneration of CDI + 1.08% p.a., semi-annual interest and principal maturing on March 15, 2029. The funds obtained from the issue will be used for general purposes and to reinforce working capital.

COMPASS DIVIDEND RESOLUTION

On March 27, 2024, the Board of Directors of the indirect subsidiary Compass Gas and Energy approved the distribution of dividends in the amount of R$1,500,000. The payment occurred on April 12, 2024 and the amount received by the subsidiary Cosan Dez was R$1,320,000.

COMPASS AND TRSP TRADE NOTES

On March 20, 2024, Compass and its subsidiary TRSP signed the 1st Issuance of Commercial Notes in the amount of R$200,000, with its maturity in March 2026 and remuneration at 100% CDI + 1.7% p.a.. The contract was signed through the depositary Laqus Depositary of Securities S.A. following the market conditions for the respective transaction.

LOAN AGREEMENT OF EDGE COMERCIALIZAÇÃO

On March 21, 2024, the subsidiary "Edge Comercialização" S.A, signed a loan agreement “Uncommitted Term Loan Facility Agreement - Loan Agreement” with the bank BNP Paribas S.A., for funding in accordance with the terms of Law No. 4,131. On March 22, 2024, the Company completed funding in the amount of EUR 78 million with maturity in March 2025 and an interest rate of 4.879% per year.

START OF TRSP OPERATIONS

The second quarter of 2024 was marked by the start of operations of TRSP, whose operating and service model includes strategic infrastructure and logistics assets for liquefied natural gas (“LNG”).

The start of operations was mainly due to the completion of the LNG regasification terminal, located in Santos/SP. As shown in note 16, this asset was transferred from “work in progress” to the relevant asset classes.

The terminal has the capacity to regasify approximately 14 million m3 of LNG per day. From April to June 2024, during the commissioning period, it regasified approximately 125 million m³ of LNG.

ACQUISITION OF SHAREHOLDINGS AND CONTROL OF COMPANHIA PARANAENSE DE GÁS - COMPAGAS

As disclosed to the market in a Material Fact on July 10, 2024, the indirect subsidiary Compass Dois LTDA ("Compass Dois") entered into a Share Purchase Agreement to acquire a 51% stake and, consequently, control of Companhia Paranaense de Gás ("Compagas").

Compagas is the distributor of piped natural gas in the state of Paraná and operates this service exclusively under a concession contract valid until June 2054. Its distribution network totals approximately 880 km of pipelines, serving more than 54,000 customers in 16 municipalities, with a distributed volume of 821,000 m3/day of natural gas.

On September 16, 2024, the indirect subsidiary Compass Dois Ltda. (“Compass Dois”) completed the acquisition of a 51% stake in Companhia Paranaense de Gás - COMPAGAS (“Compagas”) for the amount of R$962,125, and consequently took control.

ELEVENTH ISSUE OF COMGÁS DEBENTURES

On July 16, 2024, the Board of Directors of the indirect subsidiary Comgás approved the public offering of the 11th issue of simple debentures, under a firm placement guarantee, not convertible into shares, of the unsecured type, in two series. The issue will be in the total amount of R$1,500,000, bearing interest every six months and at a rate corresponding to (i) the internal rate of return of the IPCA+ Treasury with Semiannual Interest (NTN-B), maturing on July 15, 2034, for the debentures of the 1st series; and (ii) the rate corresponding to the internal rate of return of the IPCA+ Treasury with Semiannual Interest (NTN-B), maturing on July 15, 2039, plus a spread of 0.10% p.a., for the 2nd series debentures. The debentures have a term of 10 years (1st series) and 15 years (2nd series) and the net proceeds from the Issue will be used for "Comgás investment projects". Derivative financial instruments (interest rate swaps) were contracted for both series, with the 1st Series at a rate of 99.05% of the CDI and the 2nd Series at a rate of 99.95% of the CDI.

COMPASS AND TRSP COMMERCIAL NOTES

On July 25, 2024, the indirect subsidiary TRSP raised R$750,000 through Commercial Notes subscribed by Compass Gás e Energia, with bullet remuneration equivalent to CDI + 1.2% p.a. and maturity on January 15, 2025. The contract was signed through the depositary Laqus Depositária de Valores Mobiliários S.A., following the market conditions for the respective transaction. The funds obtained from the issue will be used to settle short-term debt.

BIOMETANO VERDE PAULÍNIA – FIRST DEBENTURE ISSUE

On October 18, 2024, Biometano Verde Paulinia, a subsidiary of Compass, raised funds for the company's first issue of simple, non-convertible debentures, in the amount of R$ 235,000, with semi-annual remuneration equivalent to CDI + 1.2% p.a. and maturity on October 10, 2025. The funds obtained from the issue will be used for a bridge loan to set up a biogas purification plant to produce biomethane.

NORGÁS – COMPLETION OF THE SALE OF ASSETS HELD FOR SALE

On November 6, 2024, Compass concluded the full sale of its 51% stake in Norgás, in the amount of R$ 629,155.

MOOVE

MOOVE DIVIDEND RESOLUTION

On June 12, 2024, the Board of Directors of the subsidiary Moove Lubricants Holdings (“MLH”) approved the distribution of dividends in the amount of US$167,003 thousand, equivalent to R$900,000. The payment took place on June 21, 2024 and the Company received the amount of US$116,903 thousand, equivalent to R$630,000.

NEW LOANS

On June 14, 2024, the indirect subsidiary Cosan Lubrificantes e Especialidades S.A. (“CLE”) contracted two loans, one in the form of an export prepayment and the other in the form of an export credit note, with the banks Bank of America Merrill Lynch (“BofA”) and Citibank N. A. (“Citibank”). A. (“Citibank”), respectively, in the amounts of R$536,240 (corresponding to U.S.$100,000 thousand) and R$269,456 (corresponding to U.S.$50,000 thousand). The export prepayment loan has semi-annual interest payments and repayments will take place in June 2026 and June 2027, while the export credit loan has annual interest payments with the principal maturing in June 2027.

On June 14, 2024, Moove Lubrificants Limited (“MLL”) contracted two loans with BofA and Citibank, respectively, in the amounts of R$242,396 (corresponding to £35,000) and R$14,341 (corresponding to £2,500). For the first loan, interest payments are quarterly and the principal is due in June 2026, while for the second loan, interest and principal payments are due in August 2024.

MOOVE´S ACQUISITION OF DIPI HOLDINGS S.A

On September 29, 2024, Moove’s subsidiary Cosan Lubrificantes e Especialidades S.A. entered into a sale and purchase agreement to acquire all of the shares of DIPI Holdings S.A. for the price of R$410,000, with R$310,000 to be paid at closing, subject to closing price adjustments, and R$100,000 to be paid by 2027, subject to earn-out price adjustments related to the performance of the acquired company. Moove intends to fund the acquisition substantially using cash on hand. DIPI Holdings S.A. is a lubricant and grease manufacturer in Brazil, which operates two lubricant blending plants and one plastic blow molding facility. Completion of the transaction is subject to customary conditions, including without limitation, approval by antitrust authorities, which took place on October, 2024, and other precedent conditions determined in the agreement. The closing is expected to take place in the first quarter of 2025. The acquisition is not expected to have a material impact on Cosan S.A. financial position or results of operations.

IPO MOOVE

On October 1, 2024, the company announced to the market the initial public offering of 25,000,000 common shares of the Moove subsidiary, pursuant to a registration statement on Form F-1 filed with the U.S. Securities and Exchange Commission on July 10, 2024. However, on October 9, 2024, due to adverse capital market conditions and a sharp deterioration in risk perception indicators on the global stage, the Moove subsidiary decided not to proceed with the initial public offering at this time. The splits of the amounts recorded in the context of the preparation of Moove's initial public offering, in the order of R$30,609, as well as the expenses related to the recognition of the Stock Option Plan linked to the liquidity event, in the total amount of R$204,296, will be fully evaluated and duly recognized in the fourth quarter of 2024.

RADAR

SALE OF AGRICULTURAL PROPERTIES - RADAR

On July 19, 2024, the indirect subsidiary Jequitibá Propriedades Agrícolas Ltda signed a contract for the sale of the rural property called Fazenda Vista Alegre, located in the region of Araçatuba, in the northwest of the state of São Paulo, with a total registered area of 3,124.35 hectares and suitable for growing sugar cane. The sale price is R$213,000, to be received in installments until January 2029.

On October 3, 2024, the indirect subsidiary Esus Brasil Participações S.A. signed a purchase and sale agreement for the rural property called Fazenda Santo Antônio, located in the municipality of Martinópolis, state of São Paulo, with a total registered area of 3,399.24 hectares and suitable for growing sugarcane. The amount of the sale is R$ 172,000, to be received in installments until February 2027.

On October 8, 2024, the indirect subsidiary Duguetiapar Empreendimentos e Participações S/A signed a purchase and sale agreement for the rural property called Fazenda São Jorge, located in the municipality of Paraguaçu Paulista, state of São Paulo, with a total registered area of 578.89 hectares and suitable for growing sugarcane. The sale price is R$37,093, payable in cash.

On October 15, 2024, the indirect subsidiary Duguetiapar Empreendimentos e Participações S/A signed a purchase and sale agreement for the rural property called Fazenda Ipiranga, located in the municipality of Echaporã, state of São Paulo, with a total registered area of 567.41 hectares and suitable for growing sugarcane. The sale price is R$34,907, payable in cash.

RUMO

RENEWAL OF THE SUDAM TAX BENEFIT

On December 20, 2023, Rumo Malha Norte S.A. presented the incorporation report number 143/2023 to the Federal Revenue of Brazil – RFB, issued by SUDAM on December 6, 2023, attesting to compliance with the legal conditions and requirements required to renew the tax benefit for another 10 years. In view of the above, the RFB, through the use of its powers, decided on March 13, 2024, through executive declaratory act number 024213308, to recognize the right to a 75% reduction in income tax and additional amounts referred to in art. 1 of Provisional Measure No. 2,199-14, of August 24, 2001, calculated based on the exploration profit, of the legal entity Rumo Malha Norte.

PORT TERMINAL PROJECT - SEEDS

On March 25, 2024, the Companies Rumo S.A. and EMBRAPORT - Empresa Brasileira de Terminais Portuários S.A. signed a binding agreement for the implementation a new port project (terminal) which will handle grains and fertilizers at the Santos Port. The estimated investment to build the Terminal is BRL2.5 billion and it will be funded through a combination of loans, in addition to the possibility of potential strategic partnerships throughout the implementation of the Project. The beginning of construction is subject to the fulfillment of certain conditions precedent which are usual for this type of transaction, including licensing and legal and regulatory approvals. After the satisfaction of such conditions precedent, the construction time is estimated in 30 months.

INCORPORATION OF ELEVAÇÕES PORTUÁRIAS S.A.

On April 30, 2024, CLI SUL S.A. (“CLI SUL”) completed the process of incorporating Elevações Portuárias S.A. (“EPSA”), after obtaining the necessary regulatory approvals. As a result of this corporate reorganization, the subsidiary Rumo S.A. (“Rumo”) received from CLI SUL, on the same date, the amount of R$168,855. This amount refers to the additional acquisition price that CLI SUL undertook to pay to Rumo, under the terms of the share purchase agreement signed between the parties on July 15, 2022, and corresponds to 20% of the outstanding balance of the acquisition financing, plus accrued interest and other charges, deducted from the cash held by CLI SUL. After the merger, CLI SUL’s shareholders became CORREDOR LOGÍSTICA E INFRAESTRUTURA S.A. (“CLI”) and Rumo, with the shareholding split remaining at 80% for CLI and 20% for Rumo.

ADDENDUM TO THE RUMO MALHA PAULISTA CONCESSION AGREEMENT

On May 28, 2024, the subsidiary Rumo signed with the Federal Government, through the National Land Transport Agency (“ANTT”), the 6th Amendment to the Concession Agreement of the indirect subsidiary Rumo Malha Paulista.

In order to update the Book of Obligations, the indirect subsidiary Rumo Malha Paulista will need to restore the economic and financial balance of the contract in an amount estimated at approximately R$1,170,000, of which R$500,000 will be converted into investments in its railway network and the rest will be paid in 4 annual installments of R$167,500. The amount of each annual installment will be adjusted by the accumulated variation of the IPCA between June 2023 and two months prior to the date of actual payment.

SALE OF SHARES IN TERMINAL XXXIX

On May 29, 2024, the subsidiary Rumo entered into a share purchase agreement, selling 50% of its equity interest in Terminal XXXIX de Santos S.A. (“T-XXXIX”) to a consortium formed between Bunge Alimentos S.A. and Zen-noh Grain Corporation, as disclosed in a material fact on the same date.

The sale of the stake in T-XXXIX represents a move towards financial discipline and capital recycling, strengthening the company's cash position so that it can concentrate its efforts on projects that support the ongoing capacity increase program and strengthen the structural competitiveness of the rail modal.

The effectiveness of the operation depends on compliance with the binding conditions set out in the instrument, which has not yet occurred as of the date of this report.

ISSUANCE OF DEBENTURES RUMO MALHA PAULISTA S.A.

On March 25, 2024, the subsidiary Rumo Malha Paulista raised R$ 1,200,000 with the 5th issue of simple debentures, non-convertible into shares, of the unsecured type, divided into two series, the first of which has an amount of R$532,243, with an IPCA rate + 5.7970% p.a., term of 10 years, semiannual interest payments and bullet amortization, while the second is R$667,757 with IPCA rate + 5.9284% p.a., term of 15 years, semiannual interest payments and amortizations in the last three years.

On June 26, 2024, Rumo Malha Paulista raised R$704,000 with the 6th issue of simple debentures, not convertible into shares, of the unsecured type, divided into two series. The first series has an amount of R$547,950, with a rate of IPCA + 6.42% p.a., a term of 10 years, half-yearly interest payments and bullet amortization, while the second series has an amount of R$156,050, with a rate of IPCA + 6.5318% p.a., a term of 15 years, half-yearly interest payments and amortization in the last three years.

On August 29, 2024, the subsidiary Rumo Malha Paulista raised R$800,000 with the 7th issue of simple debentures, not convertible into shares, of the unsecured type, divided into two series. The first series has an amount of R$500,000, while the second has an amount of R$300,000, both with a rate of IPCA + 6.0470% p.a., a term of 12 years, semi-annual interest payments and amortization in the last two years.

COMPLIANCE WITH THE ESG GOAL - 2ND DEBENTURE OF MALHA PAULISTA

As indicated in note 3.3, the 2nd Malha Paulista Debenture of the subsidiary Rumo is linked to the sustainable goal of reducing greenhouse gas emissions per ton of useful kilometer (TKU) by 15% by 2023, with the base date of December 2019 as the starting point. Compliance with the Rate Step Down Condition was verified based on Rumo’s Annual Sustainability Report (“ASR”), which contains the consolidated data of Malha Paulista for the fiscal year ending December 31, 2023. Therefore, the company will benefit from a step-down of 25 basis points in each series, which will reduce the rate from the next Capitalization Period to CDI+1.54% in the 1st series and IPCA+4.52% in the 2nd series.

EARLY REDEMPTIONS OF RUMO MALHA PAULISTA S.A. DEBENTURES

On June 26, 2024, the indirect subsidiary Rumo Malha Paulista made the optional early redemption of R$757,944, the total amount of the first series of the 2nd issue of simple debentures, not convertible into shares.

On the occasion of the optional early redemption, the holders of the debentures, on the date of the optional early redemption, were entitled to payment of: (a) the balance of the nominal unit value of the debentures of the first series; plus (b) the remuneration of the first series, calculated pro rata temporis, from the date of payment of the remuneration of the first series immediately preceding, on June 17, 2024, until the date of the optional early redemption; (c) plus a premium, apartment, levied on the amount of the early redemption, corresponding to 0.25% multiplied by the remaining term of the debentures of the first series.

On August 29, 2024, Rumo Malha Paulista made the optional early redemption of R$790,084, the total amount of the first series of the 3rd issue of simple debentures, not convertible into shares, of the unsecured type. On the occasion of the optional early redemption, the holders of the debentures, on the date of the optional early redemption, were entitled to payment of: (a) the balance of the nominal unit value of the debentures of the first series; plus (b) the remuneration of the first series, calculated pro rata temporis, from the date of payment of the remuneration of the first series immediately preceding, on April 15, 2024, until the date of the optional early redemption; (c) plus a premium, apartment, levied on the amount of the early redemption, corresponding to 0.30% multiplied by the remaining term of the debentures of the first series.

PROVISION OF ASSET WRITE-OFFS AND IMPAIRMENT LOSS OF RUMO MALHA SUL

In the 2nd quarter of 2024, Rio Grande do Sul was impacted by extreme weather events. This force majeure event caused damage to the railway infrastructure of indirect subsidiary Rumo Malha Sul.In this context, in the quarter ended June 30, 2024 and in accordance with Circular Letter No. 01/2024-CVM/SNC/SEP, Management identified the existence of indications that led to the anticipation of the recoverability test of the permanent assets (fixed assets, intangible assets and rights of use) of the cash generating unit of the subsidiary Rumo ("Rumo Malha Sul"), considering the event described above, including with regard to the term of use of the assets, the subsidiary Rumo provisioned the amount of R$2,392,776 as provision for impairment loss and the amount of R$ 182,041 of provision for asset write-off.

NEW JOINT VENTURE BETWEEN RUMO AND CHS FOR NEW TERMINAL IN SANTOS

According to a material fact communicated to the market, on August 7, 2024, the subsidiary Rumo entered into a strategic partnership in the context of the development of the new port terminal for grain and fertilizer operations in Santos ("Terminal").

The subsidiary Rumo and CHS Agronegócio - Indústria e Comércio Ltda., a subsidiary of CHS INC, entered into a binding agreement to create a joint venture with shared control, which will implement the new Terminal, located in the area of EMBRAPORT - Empresa Brasileira de Terminais Portuários S.A., a company part of DP World Group.

The Terminal will have the capacity to handle up to 12.5 million tons a year, of which 9 million tons will be grain and 3.5 million tons fertilizer. The start of construction of the Terminal is subject to compliance with the usual conditions precedent for this type of operation, including environmental licensing and legal and regulatory approvals.

RAÍZEN

EXCLUSION OF ICMS FROM THE PIS AND COFINS CALCULATION BASIS

On April 10, 2024, joint venture Raízen S.A, through the indirect subsidiary Blueway, obtained approval from the Brazilian Federal Revenue Service for the request to qualify for a tax credit in the amount of R$1,824,019, determining the exclusion of ICMS from the PIS and COFINS calculation basis.

DISTRIBUTION OF DIVIDENDS RAÍZEN S.A.

The subsidiary together with Raízen S.A. approved on July 30, 2024 the distribution of additional dividends in the amount of R$103,488. The amount declared corresponds entirely to dividends in the total amount of R$0.01001412421 reais per share, disregarding treasury shares. The additional dividends declared herein will be paid by the Company in a single installment by the end of the fiscal year ending March 31, 2025.